Taxes Payable (Tables)	6 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
Schedule of Tax Payables

Tax payables consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Income tax payable	$594,997	$633,818
Property tax and land use tax payable	13,579	231
VAT tax payable	-	535
Tax payables	$608,576	$634,584